SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS

11.  SUBSEQUENT EVENTS

On February 13, 2012, in connection with, and immediately prior to the closing of the Merger (as defined below), the Company completed a private placement (the “2012 Financing”) of 1,828,128 shares of the Company’s common stock at a price per share of $9.60 to accredited investors, for gross proceeds to the Company of $17,550,029 pursuant to a securities purchase agreement (the “Securities Purchase Agreement”). In lieu of repayment of senior secured promissory notes in the aggregate principal amount of $250,000 (plus $12,740 in accrued interest), the aggregate amount of unpaid principal and interest on the notes was invested by the holders of such notes in the 2012 Financing in exchange for shares of the Company’s common stock. The net cash proceeds from the 2012 Financing, after the payment of all expenses related to the 2012 Financing and the Merger, approximated $15.7 million.

Rodman & Renshaw, LLC (the “Placement Agent”) acted as the exclusive placement agent in connection with the 2012 Financing. The Company paid the Placement Agent a cash fee for its services equal to 7% of the aggregate offering price paid by each investor in the 2012 Financing, other than with respect to certain investors. As additional compensation, the Company issued the Placement Agent warrants (the “Placement Agent Warrants”) to purchase 87,865 shares of common stock of the Company. The Placement Agent Warrants, which were exchanged for warrants of ParentCo (as defined below) in the Merger, are exercisable at $9.60 per share of Common Stock at any time beginning on August 11, 2012 and ending on February 12, 2017. The Company also agreed to reimburse the Placement Agent for up to $100,000 of expenses it incurs in connection with the 2012 Financing and to indemnify it against certain liabilities in connection with the 2012 Financing.

On February 13, 2012, R & R Acquisition VI, Inc. (“ParentCo”) entered into a merger agreement (the “Merger Agreement”) with the Company and ADMA Acquisition Sub, Inc., a Delaware corporation (“Acquisition Sub”) (“Merger”). Upon closing of the Merger, Acquisition Sub was merged with and into the Company, and the Company, as the surviving corporation in the Merger, became a wholly-owned subsidiary of ParentCo.  ParentCo’s corporate name was changed to ADMA Biologics, Inc.

In connection with the Merger and pursuant to the terms of the Merger Agreement: all of the then issued and outstanding shares of the Company’s common stock, including the common stock issued in the 2012 Financing and including the shares of the Company’s Series A preferred stock, which were converted into common stock immediately prior to and as part of the Merger, were automatically exchanged into 4,601,270 shares of common stock of ParentCo, par value $0.0001 per share (the “Common Stock”) at a 1:1 exchange ratio; all warrants, options and other rights to purchase or acquire shares of the Company’s common stock outstanding immediately prior to the Merger, including the Placement Agent Warrants and including the additional options granted to Adam S. Grossman, CEO, under his new employment agreement, were converted into warrants, options or other rights, as the case may be, to purchase an aggregate of 383,380 shares of Common Stock at the same exercise prices; and 2,446,967 of the 2,500,000 shares of Common Stock held by the stockholders of ParentCo immediately prior to the Merger were canceled such that these stockholders now hold 53,033 shares of Common Stock, not including the 87,865 shares issuable upon exercise of the Placement Agent Warrants, held by an affiliate of one of such stockholders.

Immediately prior to the Merger and the transactions described above, (i) 3,386,454 shares of Series A Preferred Stock of the Company were converted into 11,243,748 shares of the Company’s common stock after giving effect to cumulative anti-dilution adjustments and accrued dividends, and 4,835,224 shares of the Company’s Series A Preferred Stock issued in December 2011 upon the conversion of convertible notes were converted into an equal number of shares of the Company’s common stock and (ii) the shares of common stock of the Company were reverse split at a ratio of 1-for-6.8 (the “Reverse Split”). The consolidated financial statements were adjusted to give retroactive effect to the Reverse Split.

As part of the Merger, ParentCo assumed certain of the Company’s obligations under an investors’ rights agreement, dated July 17, 2007, by and among the Company and its stockholders (the “Investors’ Rights Agreement”), assumed the Company’s obligations under the Securities Purchase Agreement, and assumed the Company’s Plan.  After an increase in authorized shares under the Plan in connection with the Merger, the Company currently has options to purchase 295,515 shares of Common Stock issued and outstanding under the Plan and has reserved for future issuance under the Plan an additional 265,685 shares of Common Stock.

For accounting purposes, the Merger will be accounted for as a reverse acquisition, with the Company as the accounting acquiror (legal acquiree) and ParentCo as the accounting acquiree (legal acquiror), effectively a recapitalization of the Company.

On February 13, 2012, the Company entered into a new employment agreement with its President and Chief Executive Officer, Adam S. Grossman, which has an initial term of three (3) years, with automatic three (3) year renewal periods unless notice is provided 90 days in advance. The employment agreement provides that Mr. Grossman (i) will initially be paid $350,000 annually beginning on the date on which the Merger closed (the “Effective Date”); (ii) is eligible for an annual cash bonus, the target of which is $100,000, based upon the attainment of certain performance objectives mutually agreed to by the Board of Directors and Mr. Grossman; (iii) was to be granted on the Effective Date options to purchase shares of Common Stock representing 4% of the Company’s equity on a fully diluted basis (options to purchase 212,134 shares of Common Stock at an exercise price of $9.60 were granted pursuant to this provision) and (iv) is eligible to participate in the Company's standard benefits package. All options granted to Mr. Grossman were issued under the Company’s stock option plan and vest over a four year period, with 25% of the options vesting on the Effective Date, and the remaining 75% vesting in equal monthly installments over the following 48 months of continued employment (full vesting on the fourth anniversary of the Effective Date), subject to accelerated vesting under certain circumstances.  Mr. Grossman also received a bonus in connection with his 2011 performance, including in connection with the 2012 Financing and Merger, of $50,000 on the date on which the Merger closed.